SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases and Segment reporting (Details)	12 Months Ended
	Dec. 31, 2022 segment	Dec. 31, 2021 CNY (¥)	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2019 USD ($)
Leases
Operating lease right-of-use asset | ¥		¥ 3,400,000
Operating lease liability | ¥		¥ 3,470,000
Segment reporting
Number of reportable segment | segment	1
Number of geographical segments | segment	0
ASU 842
Leases
Operating lease right-of-use asset			¥ 166,124,000	$ 23,862,000
Operating lease liability					¥ 164,358,000	$ 23,608,000